Derivative Instruments and Other Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Other Hedging Activities

NOTE 13 –DERIVATIVE INSTRUMENTS AND OTHER HEDGING ACTIVITIES

Information pertaining to outstanding derivative instruments is as follows:

	Balance Sheet	Asset Derivatives Fair Value		Balance Sheet	Liability Derivatives Fair Value
(Dollars in thousands)	Location	December 31, 2014	December 31, 2013	Location	December 31, 2014	December 31, 2013
Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$15,434	$10,621	Other liabilities	$15,434	$10,620
Forward sales contracts	Other assets	25	1,468	Other liabilities	2,556	287
Written and purchased options	Other assets	17,444	17,987	Other liabilities	13,364	15,828

Total		$32,903	$30,076		$31,354	$26,735

		Asset Derivatives Notional Amount			Liability Derivatives Notional Amount
(Dollars in thousands)		December 31, 2014	December 31, 2013		December 31, 2014	December 31, 2013
Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts		$444,703	$380,303		$444,703	$380,303
Forward sales contracts		15,897	192,876		391,992	45,091
Written and purchased options		362,580	295,425		225,741	199,061

Total		$823,180	$868,604		$1,062,436	$624,455

The Company is party to collateral agreements with certain derivative counterparties. Such agreements require that the Company maintain collateral based on the fair values of individual derivative transactions. In the event of default by the Company, the counterparty would be entitled to the collateral.

At December 31, 2014 and 2013, the Company was required to post $11.5 million and $5.0 million, respectively, in cash as collateral for its derivative transactions, which are included in interest-bearing deposits in banks on the Company’s consolidated balance sheets. The Company does not anticipate additional assets will be required to be posted as collateral, nor does it believe additional assets would be required to settle its derivative instruments immediately if contingent features were triggered at December 31, 2014. The Company’s master netting agreements represent written, legally enforceable bilateral agreements that (1) create a single legal obligation for all individual transactions covered by the master agreement and (2) in the event of default, provide the non-defaulting counterparty the right to accelerate, terminate, and close-out on a net basis all transactions under the agreement and to promptly liquidate or set-off collateral posted by the defaulting counterparty. As permitted by U.S. GAAP, the Company does not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against recognized fair value amounts of derivatives executed with the same counterparty under a master netting agreement. The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2014
(Dollars in thousands) Derivatives subject to master netting arrangements	Gross Amounts	Gross Amounts Not Offset
	Presented in the	in the Balance Sheet
	Balance Sheet	Derivatives	Collateral (1)	Net
Derivative assets
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	15,411	—	—	15,411
Written and purchased options	13,387	—	—	13,387

Total derivative assets subject to master netting arrangements	$28,798	$—	$—	$28,798

Derivative liabilities
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	15,411	—	(3,735)	11,676

Total derivative liabilities subject to master netting arrangements	$15,411	$—	$(3,735)	$11,676

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2013
(Dollars in thousands) Derivatives subject to master netting arrangements	Gross Amounts	Gross Amounts Not Offset
	Presented in the	in the Balance Sheet
	Balance Sheet	Derivatives	Collateral (1)	Net
Derivative assets
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	10,621	—	—	10,621
Written and purchased options	15,801	—	—	15,801

Total derivative assets subject to master netting arrangements	$26,422	$—	$—	$26,422

Derivative liabilities
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	10,620	—	(5,419)	5,201

Total derivative liabilities subject to master netting arrangements	$10,620	$—	$(5,419)	$5,201

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

During the years ended December 31, 2014 and 2013, the Company has not reclassified into earnings any gain or loss as a result of the discontinuance of cash flow hedges because it was probable the original forecasted transaction would not occur by the end of the originally specified term.

At December 31, 2014, the fair value of derivatives that will mature within the next twelve months is $0.4 million. The Company does not expect to reclassify any amount from accumulated other comprehensive income into interest income over the next twelve months for derivatives that will be settled.

At December 31, 2014 and 2013, and for years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

(Dollars in thousands)	Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of December 31			For the Years Ended December 31
	2014	2013		2014	2013		2014	2013
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships
Interest rate contracts	$—	$—	Other income (expense)	$—	$(392)	Other income (expense)	$(1)	$1

Total	$—	$—		$—	$(392)		$(1)	$1

(Dollars in thousands)
	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
		2014	2013
Derivatives Not Designated as Hedging Instruments under ASC Topic 815
Interest rate contracts	Other income (expense)	$2,513	$2,991
Forward sales contracts	Mortgage Income	(3,225)	(1,716)
Written and purchased options	Mortgage Income	(5,739)	(3,032)

Total		$(6,451)	$(1,757)

At December 31, additional information pertaining to outstanding interest rate swap agreements not designated as hedging instruments is as follows:

(Dollars in thousands)	2014		2013
Weighted average pay rate	2.9%		3.0%
Weighted average receive rate	0.4%		0.2%
Weighted average maturity in years	7.7	yrs	7.6	yrs
Unrealized gain (loss) relating to interest rate swaps	$—		$—